Public Offering - Additional Information (Detail) - USD ($)				9 Months Ended	12 Months Ended
	Sep. 07, 2023	Mar. 05, 2021	Mar. 04, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 05, 2022
Public Offering [Line Items]
Stock issued during period value new issues			$ 300,000,000
Proceeds from sale of Private Placement Warrants					$ 0	$ 9,189,015
Payment to acquire restricted investments				$ 9,450,720	9,450,720
Assets held in the trust account				$ 309,450,720	$ 309,450,720
Public Warrants [Member]
Public Offering [Line Items]
Common stock, conversion basis			Each whole Public Warrant entitles the holder to purchase one DHC Class A Share at a price of $11.50 per share, subject to adjustment (see Note 9).
IPO [Member]
Public Offering [Line Items]
Proceeds from sale of Private Placement Warrants						$ 10,211,874
Over-Allotment Option [Member]
Public Offering [Line Items]
Stock issued during period shares new issues		945,072		4,500,000	4,500,000
Over-Allotment Option [Member] | Partial Exercise Of Over Allotment Option [Member] | Underwriters [Member]
Public Offering [Line Items]
Stock issued during period shares new issues		945,072
Stock issued during period value new issues		$ 9,450,720
Class of warrant or rights issued during period		126,010
Class of warrant or rights issued during period, price per warrant or right		$ 1.5					$ 1.5
Proceeds from sale of Private Placement Warrants		$ 189,015
Common Class A [Member]
Public Offering [Line Items]
Common stock, conversion basis	one (1) share of common stock
Common Class A [Member] | Public Warrants [Member]
Public Offering [Line Items]
Common stock, conversion basis			Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 9).
Common Class A [Member] | IPO [Member]
Public Offering [Line Items]
Stock issued during period shares new issues			30,000,000
Shares issue price			$ 10
Warrants exercise price per share			$ 11.5
Common Class A [Member] | Over-Allotment Option [Member]
Public Offering [Line Items]
Stock issued during period shares new issues			30,000,000
Shares issue price			$ 10
Stock issued during period value new issues		$ 9,450,720